Summary of Significant Accounting Policies - Summarizes Of The Activity In The Allowance For Credit Losses Related To Accounts Receivable (Detail) - 12 months ended Dec. 31, 2023
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Current period provision, net
Balance as of December 31, 2022	¥ 119,457	$ 16,825
Current period provision	16,455	2,317
Reversal	(2,764)	(389)
Acquisition of non-controlling interests	(390)	(55)
Foreign currency translation adjustments	48	7
Balance as of December 31, 2023	132,806	18,705
Previously Reported [Member]
Current period provision, net
Balance as of December 31, 2022	117,035	16,484
Revision of Prior Period, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Current period provision, net
Balance as of December 31, 2022	¥ 2,422	$ 341